Mutual Fund and Variable Insurance Trust

May 3, 2018 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:     Mutual Fund and Variable Insurance Trust (the “Registrant”);

    File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for the funds listed below, does not differ from that contained in the Registrant's Post-Effective Amendment No. 178, which was filed with the Commission on April 30, 2018 and (ii) that Post-Effective Amendment No. 178 has been filed electronically with the Commission.

Rational Dividend Capture Fund
Rational Risk Managed Emerging Markets Fund
Rational Hedged Return Fund
Rational Dynamic Brands Fund
Rational Strategic Allocation Fund
Rational/ReSolve Adaptive Asset Allocation Fund
Rational Iron Horse Fund

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary